Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Summary of Loans to Directors, Executive Officers and Their Related Interests	A summary of loans to directors, executive officers and their related interests follows:
	2020	2019
	(dollars in thousands)
Balance, at beginning of the year	$10,295	$9,284
Beginning balance adjustment	2,586	—
Disbursements during the year	7,708	4,833
Collections during the year	(3,643)	(3,822)
Balance, at end of the year	$16,946	$10,295